UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
MONEY MARKET TRUST

CITI TAX FREE RESERVES

FORM N-Q
MAY 31, 2008

Notes to Schedule of Investments (unaudited)

Investment in Tax Free Reserves Portfolio, at value $391,612,287

1. Organization and Significant Accounting Policies

CitiSM Tax Free Reserves (the “Fund”) is a separate, non-diversified investment series of the Legg Mason Partners Money Market Trust (the "Trust"). The Trust, a Maryland business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company that has the same investment objectives as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund's proportionate interest (approximately 15.8% at May 31, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in the report.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 97.8%
Arizona — 1.1%
$ 4,000,000	Arizona Sports & Tourism Authority Senior Revenue, Multipurpose Stadium,
	LOC-Allied Irish Bank PLC, 1.650%, 6/4/08 (a)	$4,000,000
8,245,000	Arizona State Transportation Board, Maricopa County Regional Area, 4.000%
	due 7/1/08	8,249,407
855,000	Coconino County, AZ, IDA, Scuff Steel Project, LOC-Wells Fargo Bank
	N.A., 1.730%, 6/5/08 (a)(b)	855,000
1,365,000	Maricopa County, AZ, IDA, MFH Revenue, Refunding Sonora Vista II
	Apartments, LOC-Wells Fargo Bank N.A., 1.700%, 6/5/08 (a)(b)	1,365,000
	Phoenix, AZ, IDA, MFH Revenue:
11,500,000	FNMA, 1.550%, 6/4/08 (a)	11,500,000
2,300,000	Refunding Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.,
	1.700%, 6/5/08 (a)(b)	2,300,000
	Total Arizona	28,269,407
Colorado — 2.7%
	Colorado Educational & Cultural Facilities Authority Revenue:
	National Jewish Federation Bond Program:
1,815,000	LOC-Bank of America, 1.400%, 6/2/08 (a)	1,815,000
	LOC-U.S. Bank N.A.:
105,000	1.400%, 6/2/08 (a)	105,000
2,400,000	1.450%, 6/2/08 (a)	2,400,000
2,000,000	Nature Conservancy, SPA-Bank of America N.A., 1.550%, 6/5/08 (a)	2,000,000
	Colorado Health Facilities Authority Revenue:
3,575,000	LOC-U.S. Bank N.A., 1.450%, 6/5/08 (a)	3,575,000
	Refunding:
6,000,000	Catholic Health, SPA-Landesbank Baden-Wurttemberg, 1.650%,
	6/4/08 (a)	6,000,000
3,375,000	Sisters Charity Health Systems, SPA-JPMorgan Chase, 1.670%,
	6/4/08 (a)	3,375,000
5,400,000	Colorado HFA, SPA-Lloyds TSB Bank PLC, 1.670%, 6/4/08 (a)	5,400,000
1,410,000	Colorado HFA, EDR, Warneke Paper Box Co. Project, LOC-Wells Fargo
	Bank N.A., 1.730%, 6/5/08 (a)(b)	1,410,000
1,400,000	Colorado HFA, Single-Family Mortgage Program, Revenue, SPA-Depfa Bank
	PLC, 1.670%, 6/4/08 (a)	1,400,000
21,020,000	Lowry Economic Redevelopment Authority Revenue, CO, Improvement,
	LOC-BNP Paribas, 1.630%, 6/4/08 (a)	21,020,000
14,150,000	University of Colorado Hospital Authority Revenue, FSA, SPA-Wachovia
	Bank N.A., 1.510%, 6/4/08 (a)	14,150,000
4,695,000	Weld County, CO, Economic Development Revenue, BSC Hudson LLC
	Project, LOC-Wells Fargo Bank NA, 1.730%, 6/5/08 (a)(b)	4,695,000
	Total Colorado	67,345,000
Connecticut — 0.8%
8,250,000	Bethel Connecticut, GO, BAN, 4.000% due 8/26/08	8,262,715
	Connecticut State, HEFA Revenue, Yale-New Haven Hospital:
5,600,000	LOC-Bank of America N.A., 1.450%, 6/4/08 (a)	5,600,000
3,000,000	LOC-JPMorgan Chase, 1.450%, 6/4/08 (a)	3,000,000
3,820,000	New Haven, CT, TECP, LOC-Landesbank Hessen Thurigen, 2.560% due
	6/10/08	3,820,000
	Total Connecticut	20,682,715
Delaware — 0.2%
	Delaware State EDA Revenue:
2,100,000	Hospital Billing, LOC-JPMorgan Chase, 1.670%, 6/4/08 (a)	2,100,000
900,000	St Andrews School Project, SPA-Bank of America N.A., 1.550%, 6/5/08
	(a)	900,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Delaware — 0.2% (continued)
$ 965,000	Kent County, DE, Delaware State University Student Housing, LOC-
	Wachovia Bank N.A., 1.600%, 6/5/08 (a)	$965,000
	Total Delaware	3,965,000
District of Columbia — 3.8%
2,450,000	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP
	Project, LOC-Wachovia Bank, 1.700%, 6/4/08 (a)(b)	2,450,000
9,000,000	District of Columbia, GO, FSA, SPA-Depfa Bank PLC, 1.700%, 6/4/08 (a)	9,000,000
	District of Columbia, Revenue:
260,000	American Psychological Association, LOC-Bank of America, 1.570%,
	6/5/08 (a)	260,000
1,545,000	National Public Radio Inc., LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	1,545,000
4,100,000	Sidwell Friends School, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	4,100,000
6,300,000	Thomas B. Fordham Foundation, LOC-SunTrust Bank, 1.600%, 6/5/08
	(a)	6,300,000
25,000,000	District of Columbia, TRAN, 4.000% due 9/30/08	25,069,420
	Metropolitan Washington Airports Authority, TECP, LOC-Bank of America:
12,000,000	2.050% due 6/24/08	12,000,000
8,000,000	2.350% due 8/7/08	8,000,000
15,000,000	2.100% due 8/8/08	15,000,000
10,000,000	Washington, D.C., Metro Area Transit, TECP, LOC-Wachovia, 1.850% due
	8/7/08	10,000,000
	Total District of Columbia	93,724,420
Florida — 6.7%
15,000,000	Brevard County, FL, EFA Revenue, Florida Institute of Technology, LOC-
	Fifth Third Bank, 1.620%, 6/5/08 (a)	15,000,000
	Florida Housing Finance Corp.:
850,000	Multi-Family Revenue Refunding Mortgage Victoria Park, LIQ-FNMA,
	1.620%, 6/5/08 (a)	849,992
2,100,000	Multi-Family Revenue, Arlington Apartments, LOC-Bank of America
	N.A., 1.750%, 6/4/08 (a)(b)	2,100,000
6,595,000	Revenue, Heritage Pointe I-1, FNMA, 1.750%, 6/4/08 (a)(b)	6,595,000
	Florida State Board of Education:
1,500,000	Public Education, 5.000% due 6/1/08	1,500,000
7,310,000	Refunding, 5.000% due 1/1/09	7,436,179
3,640,000	Florida State Municipal Power Agency Revenue, All Requirements Power
	Supply, FSA, 5.000% due 10/1/08	3,686,153
3,710,000	Florida State Turnpike Authority Turnpike Revenue, Refunding Department
	Transportation, 5.000% due 7/1/08	3,717,005
1,960,000	Fort Lauderdale, FL, Revenue, Pine Crest Preparatory School Project, FSA,
	SPA-Bank of America N.A., 1.550%, 6/5/08 (a)	1,960,000
1,300,000	Gainesville, FL, Utilities System Revenue, SPA-State Street Bank & Trust
	Co., 1.550%, 6/4/08 (a)	1,300,000
	Jacksonville, FL:
17,500,000	Electronic Authority, TECP, LOC-Landesbank Hessen Thurigen, 1.450%
	due 6/5/08	17,500,000
3,300,000	HFA, MFH, Revenue, Refunding, St. Augustine Apartments, LIQ-
	FNMA, 1.640%, 6/4/08 (a)	3,300,000
44,250,000	TECP, LOC-Landesbank, 1.600% due 6/10/08	44,250,000
	Lee County, FL, IDA:
7,980,000	EFA, Canterbury School Inc. Project, LOC-SunTrust Bank, 1.600%,
	6/4/08 (a)	7,980,000
5,100,000	North Fort Myers Utility Inc., LOC-SunTrust Bank, 1.750%, 6/4/08
	(a)(b)	5,100,000
1,775,000	Orlando & Orange County, FL, Expressway Authority, Refunding, FSA,
	SPA-Dexia Credit Local, 1.550%, 6/5/08 (a)	1,775,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Florida — 6.7% (continued)
$ 2,800,000	Orlando, FL, Utilities Commission Water & Electric Revenue, Put 10/1/08 @
	100, 5.000% due 10/1/25	$2,821,369
5,690,000	Palm Beach County, FL, Revenue, St. Andrews School, LOC-Bank of
	America N.A., 1.550%, 6/5/08 (a)	5,690,000
	Palm Beach, FL, School District, TECP, LOC-Bank of America N.A.:
20,000,000	0.800% due 8/14/08	20,000,000
3,000,000	1.400% due 8/14/08	3,000,000
2,785,000	Polk County, FL, School Board COP, Master Lease Program, FSA, SPA-
	Dexia Credit Local, 1.510%, 6/5/08 (a)	2,785,000
4,000,000	Polk County,FL, IDA Revenue, Winter Haven Hospital Project, LOC-Suntrust
	Bank, 1.350%, 6/2/08 (a)	4,000,000
2,665,000	Sarasota-Manatee Airport Authority, Refunding, LOC-SunTrust Bank,
	1.350%, 6/2/08 (a)	2,665,000
	Total Florida	165,010,698
Georgia — 4.8%
	Atlanta, GA:
9,500,000	Development Authority Revenue, Botanical Garden Improvements
	Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	9,500,000
	Water & Wastewater Revenue:
16,800,000	FSA, SPA-Dexia Credit Local, 1.650%, 6/5/08 (a)	16,800,000
2,000,000	TECP, LOC-JP Morgan, Bank of America, Dexia Credit Local,
	Lloyds Bank Plc, 3.350% due 7/29/08	2,000,000
4,100,000	Bibb County, GA, Development Authority, Stratford Academy Project, LOC-
	SunTrust Bank, 1.600%, 6/4/08 (a)	4,100,000
7,650,000	Cobb County, GA, Housing Authority, MFH Revenue, Post Bridge Project,
	FNMA, LIQ-FNMA, 1.590%, 6/4/08 (a)	7,650,000
7,500,000	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA
	Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	7,500,000
6,000,000	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc.
	Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	6,000,000
3,000,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,
	LOC-Wells Fargo Bank N.A., 1.720%, 6/5/08 (a)(b)	3,000,000
6,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project,
	LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	6,600,000
	Fulton County, GA, Development Authority Revenue:
8,000,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	8,000,000
6,500,000	Woodward Academy Inc. Project, LOC-SunTrust Bank, 1.600%, 6/4/08
	(a)	6,500,000
10,655,000	Georgia State Ports Authority Revenue, Garden City Terminal Project, LOC-
	SunTrust Bank, 1.600%, 6/4/08 (a)	10,655,000
7,500,000	Georgia State Road & Toll Authority, TECP, LIQ-State Street Bank, 2.150%
	due 7/10/08	7,500,000
2,475,000	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty
	Project, LOC-SunTrust Bank, 1.800%, 6/4/08 (a)(b)	2,475,000
5,800,000	Macon-Bibb County, GA, Hospital Authority, RAN, Medical Center of
	Central Georgia, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	5,800,000
10,000,000	Municipal Electric Authority, GA, TECP, LIQ-Westdeutsche Landesbank,
	2.750% due 6/9/08	10,000,000
3,300,000	Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project,
	LOC-Bank of America N.A., 1.750%, 6/5/08 (a)(b)	3,300,000
	Total Georgia	117,380,000
Illinois — 2.7%
2,270,000	Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings
	Bank, 1.850%, 6/5/08 (a)(b)	2,270,000
2,570,000	Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank,
	1.850%, 6/5/08 (a)(b)	2,570,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Illinois — 2.7% (continued)
$ 4,800,000	Cook County, IL, GO, Capital Improvement, SPA-Depfa Bank PLC, 1.630%, 6/5/08 (a)	$4,800,000
8,980,000	Du Page County, IL, Revenue, Benet Academy Capital Building Project,
	LOC-LaSalle Bank N.A., 1.550%, 6/5/08 (a)(c)	8,980,000
3,375,000	Fulton, IL, Drives-Inc., LOC-Harris Trust & Savings Bank, 1.850%, 6/5/08 (a)(b)	3,375,000
	Illinois Finance Authority:
2,100,000	Elgin Academy Project, LOC-Charter One Bank, 1.680%, 6/4/08 (a)	2,100,000
1,340,000	IDR, Transparent Container Project, LOC-Bank One N.A., 2.100%, 6/5/08 (a)(b)	1,340,000
	Illinois Finance Authority Revenue:
2,495,000	Alexian Brothers Health Systems, FSA, SPA-Harris Bank, 1.430%, 6/5/08 (a)	2,495,000
2,150,000	Dominican University, LOC-JPMorgan Chase, 1.600%, 6/4/08 (a)	2,150,000
6,000,000	Illinois College, LOC-U.S. Bank, 1.620%, 6/5/08 (a)	6,000,000
3,070,000	OSF Healthcare System, FSA, SPA-JPMorgan Chase, 1.550%, 6/4/08 (a)	3,070,000
13,435,000	Resurrection Health, LOC-LaSalle Bank N.A., 1.620%, 6/5/08 (a)	13,435,000
1,500,000	Illinois Health Facilities Authority, Swedish Covenant Hospital, LOC-LaSalle
	Bank, 1.450%, 6/4/08 (a)	1,500,000
2,405,000	Illinois Health Facilities Authority Revenue, Alexian Brothers Health, FSA,
	Prerefunded 1/1/09 @ 101, 5.125% due 1/1/28 (d)	2,460,945
8,700,000	Illinois State, GO, SPA-Depfa Bank PLC, 1.660%, 6/4/08 (a)	8,700,000
400,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan
	Chase, 1.400%, 6/2/08 (a)	400,000
1,250,000	Warren County, IL, Monmouth College Project, LOC-Allied Irish Bank PLC,
	1.650%, 6/5/08 (a)	1,250,000
	Total Illinois	66,895,945
Indiana — 2.0%
1,400,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess
	Hospital Obligation, LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	1,400,000
15,500,000	Indiana State Finance Authority Revenue, Lease Appropriation, SPA-Dexia
	Credit Local, Bank of New York, RBS Citizens, 1.550%, 6/5/08 (a)	15,500,000
13,000,000	Indiana State Office Building Commission Facilities Pendleton, Juvenile
	Facility, SPA-Depfa Bank PLC, 1.600%, 6/4/08 (a)	13,000,000
15,000,000	Indianapolis Airport Authority, TECP, LOC-JPMorgan Chase, 2.060% due 6/26/08	15,000,000
4,265,000	Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank
	N.A., 1.730%, 6/5/08 (a)(b)	4,265,000
	Total Indiana	49,165,000
Iowa — 0.9%
	Iowa Finance Authority:
4,000,000	IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank, 1.720%, 6/5/08 (a)(b)	4,000,000
2,000,000	MFH, SPA-Dexia Credit Local, 1.700%, 6/5/08 (a)(b)	2,000,000
5,000,000	Single Family Mortgage Bonds, SPA-Depfa Bank PLC, 1.750%, 6/5/08 (a)(b)	5,000,000
5,535,000	Iowa Higher Education Loan Authority Revenue, Private College Facility,
	Loras, LOC-LaSalle Bank N.A., 1.450%, 6/2/08 (a)	5,535,000
5,000,000	Iowa State, TRAN, 4.000% due 6/30/08	5,002,820
	Total Iowa	21,537,820
Kansas — 1.3%
	Kansas State Department of Transportation Highway Revenue:
5,875,000	Refunding, 5.000% due 9/1/08	5,898,884
1,700,000	SPA-Dexia Credit Local & Westdeutsche Landesbank, 1.650%, 6/5/08 (a)	1,700,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Kansas — 1.3% (continued)
$ 13,000,000	SPA-Wachovia Bank N.A., 1.350%, 6/5/08 (a)	$13,000,000
1,290,000	Kansas State Development Finance Authority Lease Revenue, Kansas
	Department Administration, SPA-Wachovia Bank N.A., 1.400%, 6/2/08 (a)	1,290,000
10,220,000	Lawrence, KS, GO, 4.250% due 10/1/08	10,245,668
	Total Kansas	32,134,552
Kentucky — 0.6%
10,660,000	Breckinridge County, KY, Lease Program Revenue, Kentucky Association of
	Counties Leasing Trust, LOC-U.S. Bank N.A., 1.600%, 6/4/08 (a)	10,660,000
2,800,000	Kentucky Housing Corp., Housing Revenue, SPA-Kentucky Housing Corp.,
	1.800%, 6/4/08 (a)(b)	2,800,000
	Total Kentucky	13,460,000
Louisiana — 1.3%
3,200,000	Ascension Parish, LA, IDB Inc., Revenue, Geismar Project, LOC-SunTrust
	Bank, 1.600%, 6/4/08 (a)	3,200,000
4,100,000	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue,
	WPT Corp. Project, LOC-Bank of America, 1.850%, 6/4/08 (a)(b)	4,100,000
10,000,000	Louisiana Housing Finance Agency, MFH, Revenue, Jefferson Lakes
	Apartments Project, FHLMC, LIQ-FHLMC, 1.670%, 6/5/08 (a)(b)	10,000,000
14,500,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Go
	to the Show Project, LOC-ABN AMRO Bank, 1.600%, 6/4/08 (a)	14,500,000
295,000	Louisiana PFA Revenue, Comm-Care Louisiana Project, LOC-JPMorgan
	Chase, 1.620%, 6/5/08 (a)	295,000
	Total Louisiana	32,095,000
Maryland — 3.9%
3,025,000	Frederick County, MD, Refunding Public Facilities, 5.250% due 7/1/08	3,035,095
	Howard County, MD:
5,710,000	Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA,
	1.620%, 6/5/08 (a)	5,710,000
3,230,000	Revenue, Refunding Glenelg Country School, LOC-PNC Bank N.A.,
	1.600%, 6/6/08 (a)	3,230,000
2,000,000	Maryland Health & Higher EFA, TECP, John Hopkins University, 0.950%
	due 6/5/08	2,000,000
	Maryland State Economic Development Corp., Revenue:
2,200,000	Refunding, Constellation Energy Inc., LOC-Wachovia Bank, 1.500%,
	6/5/08 (a)	2,200,000
6,630,000	Santa Barbara Court LLC Project, LOC-PNC Bank N.A., 1.650%, 6/6/08 (a)(b)	6,630,000
	Maryland State Health & Higher EFA Revenue:
7,200,000	Archdiocese Baltimore Schools, LOC-PNC Bank N.A., 1.600%, 6/6/08 (a)	7,200,000
1,400,000	Gilman School, LOC-SunTrust Bank, 1.550%, 6/4/08 (a)	1,400,000
3,775,000	Woodmont Academy, LOC-Allied Irish Bank PLC, 1.700%, 6/5/08 (a)	3,775,000
	Montgomery County, MD:
22,300,000	BAN, TECP, LIQ-Fortis Bank, 1.400% due 7/15/08	22,300,000
8,055,000	EDR, George Meany Center for Labor, LOC-Bank of America N.A., 1.550%, 6/5/08 (a)	8,055,000
	Housing Opportunities Commission, Multi-Family Revenue, Housing Development:
13,715,000	GNMA/FNMA/FHLMC, FHA, SPA-PNC Bank N.A., 1.680%, 6/5/08 (a)(b)	13,715,000
1,970,000	SPA-Depfa Bank PLC, 1.480%, 6/4/08 (a)	1,970,000
400,000	Revenue, Sidwell Friends School, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	400,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Maryland — 3.9% (continued)
$ 9,470,000	Prince Georges County, MD, Revenue, Refunding, Collington Episcopal,
	LOC-LaSalle Bank N.A., 1.600%, 6/5/08 (a)	$9,470,000
3,250,000	Washington County, MD, EDR, St. James School Project, LOC-PNC Bank
	NA, 1.620%, 6/5/08 (a)	3,250,000
1,660,000	Washington Suburban Sanitation District, MD, GO, Refunding-Building
	Construction, 5.250% due 6/1/08	1,660,000
	Total Maryland	96,000,095
Massachusetts — 2.9%
1,000,000	Canton, MA, Housing Authority, MFH, Housing Mortgage Revenue,
	Refunding, Canton Arboretum Apartments, LIQ-FNMA, 1.650%, 6/4/08
	(a)(b)	1,000,000
10,000,000	Massachusetts Bay Transportation Authority, TECP, LIQ-Fortis Bank,
	2.100% due 6/18/08	10,000,000
	Massachusetts State DFA:
500,000	IDR, Multi-Mode-YMCA North Shore Project, LOC-Keybank N.A.,
	1.690%, 6/5/08 (a)	500,000
	Revenue:
6,530,000	Chestnut Hill School, LOC-Citizens Bank, 1.570%, 6/4/08 (a)	6,530,000
4,100,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 1.670%,
	6/5/08 (a)	4,100,000
3,500,000	Refunding, Wentworth Institute of Technology A, LOC-JPMorgan
	Chase, 1.620%, 6/5/08 (a)	3,500,000
500,000	Smith College, SPA-Morgan Stanley, 1.430%, 6/5/08 (a)	500,000
2,200,000	YMCA Greater Boston, LOC-Citizens Bank, 1.640%, 6/5/08 (a)	2,200,000
	Massachusetts State HEFA:
600,000	Amherst College, 1.350%, 6/5/08 (a)	600,000
2,200,000	Harvard University, 1.350%, 6/5/08 (a)	2,200,000
5,300,000	Pool Loan Program, LOC-Citizens Bank, 1.590%, 6/5/08 (a)	5,300,000
3,300,000	Suffolk University, LOC-JPMorgan Chase, 1.600%, 6/5/08 (a)	3,300,000
	Massachusetts State HEFA Revenue:
	Capital Asset Program:
2,000,000	LOC-Bank of America, 1.600%, 6/2/08 (a)	2,000,000
8,395,000	LOC-Bank of MA, 1.590%, 6/5/08 (a)	8,395,000
2,775,000	Capital Asset, LOC-Bank of America, 1.590%, 6/5/08 (a)	2,775,000
1,370,000	CIL Realty Massachusetts, LOC-HSBC Bank USA N.A., 1.640%, 6/4/08 (a)	1,370,000
200,000	Hallmark Health System, FSA, SPA-Bank of America, 1.550%, 6/5/08 (a)	200,000
	Massachusetts State Water Resources Authority:
600,000	Multi-Modal, Refunding, LOC-Landesbank Baden-Wurttemberg,
	1.500%, 6/2/08 (a)	600,000
12,015,000	SPA-Bayerische Landesbank, 1.750%, 6/2/08 (a)	12,015,000
400,000	Massachusetts State, GO, Consolidated Loan, SPA-Bank of America, 1.400%,
	6/2/08 (a)	400,000
4,000,000	New Bedford, MA, GO, RAN, 3.750% due 6/30/08	4,001,987
	Total Massachusetts	71,486,987
Michigan — 2.2%
6,120,000	Michigan Municipal Bond Authority Revenue, Notes, LOC-Scotiabank,
	4.500% due 8/20/08	6,130,436
10,000,000	Michigan State, LOC-Depfa Bank PLC, 4.000% due 9/30/08	10,034,231
	Michigan State Strategic Fund Ltd. Obligation Revenue:
5,000,000	Consumers Energy Company, LOC-Wells Fargo Bank, 1.580%, 6/4/08 (a)	5,000,000
1,300,000	Detroit Symphony Orchestra Inc., LOC-LaSalle Bank Midwest, 1.400%, 6/2/08 (a)	1,300,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Michigan — 2.2% (continued)
$ 7,300,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank
	Hessen-Thuringen, 1.650%, 6/5/08 (a)	$7,300,000
	University of Michigan:
22,290,000	TECP, 2.050% due 6/16/08	22,290,000
	Revenue:
1,000,000	1.250%, 6/2/08 (a)	1,000,000
1,900,000	Hospital, 1.650%, 6/2/08 (a)	1,900,000
100,000	Refunding, Hospital, 1.600%, 6/2/08 (a)	100,000
	Total Michigan	55,054,667
Minnesota — 1.9%
1,715,000	Mendota Heights, MN, Purchase Revenue, St. Thomas Academy Project,
	LOC-Allied Irish Banks PLC, 1.650%, 6/5/08 (a)	1,715,000
16,619,000	Minneapolis & St. Paul Airport, MN, TECP, LOC-Westdeutsche Landesbank,
	2.050% due 6/5/08	16,619,000
1,530,000	Minnesota HEFA Revenue, MN, Carleton College, SPA-Wells Fargo Bank,
	1.400%, 6/5/08 (a)	1,530,000
6,490,000	Minnesota Housing Finance Agency, Residential Housing Finance, SPA-
	Lloyds TSB Bank, 1.600%, 6/5/08 (a)(b)	6,490,000
5,000,000	Minnetonka, MN, MFH Revenue, Refunding-Minnetonka Hills Apartments,
	LIQ-FNMA, 1.600%, 6/5/08 (a)	5,000,000
3,710,000	Oak Park Heights, MN, MFH Revenue, Refunding Housing Boutwells
	Landing, LIQ-Freddie Mac, 1.600%, 6/5/08 (a)	3,710,000
8,000,000	Rochester, MN, GO, Waste Water, SPA-Depfa Bank PLC, 1.630%, 6/5/08 (a)	8,000,000
5,000,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems Project,
	SPA-Royal Bank of Canada, 1.620%, 6/5/08 (a)	5,000,000
	Total Minnesota	48,064,000
Mississippi — 0.7%
4,000,000	Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron
	USA Inc. Project, 1.630%, 6/4/08 (a)	4,000,000
	Mississippi Business Finance Corp.:
5,000,000	Chrome Deposit Corp. Project, LOC-PNC Bank N.A., 1.650%, 6/5/08 (a)	5,000,000
	Gulf Opportunity Zone:
2,100,000	Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank, 1.600%,
	6/4/08 (a)	2,100,000
6,250,000	SG Resources Mississippi LLC Project, LOC-SunTrust Bank,
	1.600%, 6/4/08 (a)	6,250,000
	Total Mississippi	17,350,000
Missouri — 1.4%
750,000	Bi-State Development Agency, MO, Metrolink Cross County, FSA, SPA-
	Westdeutsche Landesbank, 1.750%, 6/4/08 (a)	750,000
14,600,000	Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of
	America, 1.250%, 6/2/08 (a)	14,600,000
	Missouri State HEFA:
	Revenue:
6,000,000	St. Francis Medical Center, LOC-Bank of America N.A., 1.400%,
	6/2/08 (a)	6,000,000
4,700,000	Washington University, SPA-JPMorgan Chase, 1.300%, 6/2/08 (a)	4,700,000
9,535,000	Washington University, SPA-JPMorgan Chase, 1.600%, 6/2/08 (a)	9,535,000
	Total Missouri	35,585,000
Nebraska — 3.3%
1,432,000	American Public Energy Agency, NE, Gas Supply Revenue, SPA-Societe
	Generale, 1.320%, 6/5/08 (a)	1,432,000
2,000,000	Lincoln, NE, Waterworks Revenue, Refunding, 5.000% due 8/15/08	2,015,353
	Nebraska Investment Finance Authority:

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Nebraska — 3.3% (continued)
	Single Family Housing Revenue:
$ 6,550,000	1.830%, 6/4/08 (a)(b)	$6,550,000
1,245,000	SPA-FHLB, 1.830%, 6/4/08 (a)(b)	1,245,000
6,100,000	Multi-Family Revenue, Housing Irvington Heights, LOC-Citibank N.A.,
	1.630%, 6/5/08 (a)(b)	6,100,000
	Nebraska Public Power District, TECP, LIQ-Bank of Nova Scotia:
5,000,000	2.050% due 3/7/08	5,000,000
16,700,000	1.400% due 7/15/08	16,700,000
42,500,000	Omaha, NE, Public Power District, TECP, LOC-JPMorgan Chase, 2.100%
	due 7/1/08	42,500,000
	Total Nebraska	81,542,353
Nevada — 0.7%
11,400,000	Las Vegas, NV, Water District, TECP, LIQ-BNP Paribas, Lloyds Bank Plc,
	0.950% due 6/5/08	11,400,000
4,500,000	Nevada Housing Division, Single Family Mortgage Revenue, GNMA,
	FNMA, FHLMC, SPA-JPMorgan Chase, 1.850%, 6/4/08 (a)(b)	4,500,000
2,343,000	Tuckee Meadows Water Authority, TECP, LOC-Lloyds Bank Plc, 2.600%
	due 6/2/08	2,343,000
	Total Nevada	18,243,000
New Hampshire — 0.5%
	New Hampshire HEFA Revenue:
300,000	Dartmouth College, SPA-JPMorgan Chase, 1.650%, 6/2/08 (a)	300,000
1,775,000	Dartmouth Hitchcock Clinic, FSA, SPA-Dexia Credit Local & JPMorgan
	Chase, 1.450%, 6/5/08 (a)	1,775,000
10,000,000	University New Hampshire, AMBAC, 3.000%, 3/30/09 (a)	10,000,000
	Total New Hampshire	12,075,000
New Jersey — 2.6%
9,000,000	Montclair Township, NJ, GO, Temporary Notes, 3.750% due 12/19/08	9,041,080
17,708,482	Montgomery Township, NJ, BAN, 4.000% due 9/26/08	17,739,407
2,505,000	New Jersey Health Care Facilities Financing Authority Revenue, AHS
	Hospital Corp., LOC-JPMorgan Chase, 1.350%, 6/4/08 (a)	2,505,000
2,300,000	New Jersey State Turnpike Authority Revenue, Refunding C-1, FSA, SPA-
	Westdeutsche Landesbank, 1.500%, 6/4/08 (a)	2,300,000
9,900,000	Newark, NJ, GO, School Promissory Notes, 3.000% due 1/23/09	9,934,101
23,468,895	Trenton, NJ, BAN, 4.500% due 7/2/08	23,482,801
	Total New Jersey	65,002,389
New Mexico — 0.6%
2,000,000	New Mexico Educational Assistance Foundation, Education Loan, 4.950%
	due 3/1/09 (b)	2,048,704
10,000,000	New Mexico Finance Authority, State Transportation Revenue, LOC-State
	Street Bank & Trust Co., 1.550%, 6/5/08 (a)	10,000,000
2,900,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	Refunding, Presbyterian Healthcare, 4.600% due 8/1/08	2,906,976
	Total New Mexico	14,955,680
New York — 1.6%
5,000,000	Metropolitan Transit Authority NYC, TECP, LOC-ABN AMRO Bank NY,
	3.050% due 7/8/08	5,000,000
	New York City, NY:
2,280,000	HDC Multi-Family Revenue, Urban Horizons II LP, LOC-Citibank N.A.,
	1.510%, 6/4/08 (a)(b)	2,280,000
17,900,000	HDC, Mortgage Revenue, Queens Family Courthouse Apartment, LOC-
	Citibank N.A., 1.780%, 6/4/08 (a)(b)	17,900,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
New York — 1.6% (continued)
$ 1,400,000	IDA, 1 Bryant Park LLC, LOC-Bank of America NA, Bank of New
	York, GIC-Bayerische Landesbank, 1.600%, 6/4/08 (a)	$1,400,000
1,800,000	Municipal Water Finance Authority, Water & Sewer System Revenue,
	SPA-Lloyds TSB Bank PLC, 1.300%, 6/2/08 (a)	1,800,000
300,000	New York City, NY, TFA, Future Tax Secured, SPA-Bayerische Landesbank,
	1.550%, 6/2/08 (a)	300,000
1,400,000	New York City, NY, GO, Subordinated, LOC-Bank of Nova Scotia, 1.400%,
	6/4/08 (a)	1,400,000
1,600,000	New York State LGAC, LOC-Westdeutsche Landesbank & Bayerische
	Landesbank, 1.650%, 6/4/08 (a)	1,600,000
8,000,000	New York State Power Authority, TECP, 2.680% due 7/2/08	8,000,000
	Total New York	39,680,000
North Carolina — 4.2%
8,250,000	Board of Governors University, 2.250% due 6/3/08	8,250,000
	Charlotte, NC:
2,658,000	TECP, LIQ-U.S. Bank, KBC Bank, 2.050% due 12/18/08	2,658,000
	TECP, LIQ-Depfa Bank PLC:
3,000,000	2.950% due 7/22/08	3,000,000
11,493,000	2.900% due 8/15/08	11,493,000
3,835,000	1.200% due 11/6/08	3,835,000
	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
5,000,000	FSA, SPA-Dexia Credit Local, 1.600%, 6/5/08 (a)	5,000,000
400,000	LIQ-Bank of America, 1.580%, 6/5/08 (a)	400,000
5,500,000	Guilford County, NC, GO, SPA-Wachovia Bank, 1.550%, 6/5/08 (a)	5,500,000
	Mecklenburg County, NC:
	COP:
4,580,000	SPA-Depfa Bank PLC, 1.580%, 6/5/08 (a)	4,580,000
2,190,000	SPA-Wachovia Bank N.A., 1.580%, 6/5/08 (a)	2,190,000
	GO:
2,150,000	SPA-Landesbank Hessen, 1.580%, 6/5/08 (a)	2,150,000
2,475,000	SPA-Wachovia Bank N.A., 1.580%, 6/5/08 (a)	2,475,000
	New Hanover County, NC:
6,750,000	GO, SPA-Wachovia Bank, 1.720%, 6/5/08 (a)	6,750,000
3,075,000	Hospital Revenue, Refunding, New Hanover Regional, FSA, SPA-
	Wachovia Bank, 1.600%, 6/4/08 (a)	3,075,000
1,890,000	North Carolina Educational Facilities Finance Agency Revenue, Providence
	Day School, LOC-Bank of America, 1.550%, 6/5/08 (a)	1,890,000
	North Carolina Medical Care Commission:
7,000,000	Health System Revenue, Catholic Health East, LOC-JPMorgan Chase,
	1.450%, 6/4/08 (a)	7,000,000
	Hospital Revenue:
14,335,000	Baptist Hospitals Project, SPA-Wachovia Bank, 1.600%, 6/4/08 (a)	14,335,000
485,000	North Carolina Baptist Hospital Project, SPA-Wachovia Bank,
	1.550%, 6/5/08 (a)	485,000
	North Carolina State, GO:
8,410,000	Refunding, LOC-Landesbank Baden-Wurttemberg, 1.550%, 6/4/08 (a)	8,410,000
6,450,000	SPA-Bayerische Landesbank, 1.550%, 6/4/08 (a)	6,450,000
3,895,000	Rowan County, NC, Industrial Facilities & Pollution Control Financing
	Authority, Taylor Clay Products Inc., 1.700%, 6/5/08 (a)(b)	3,895,000
	Total North Carolina	103,821,000
North Dakota — 0.0%
1,015,000	North Dakota State Housing Finance Agency Revenue, Housing Finance
	Program, Home Mortgage Finance, SPA-KBC Bank, 1.640%, 6/4/08 (a)(b)	1,015,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 97.8% (continued)
Ohio — 4.1%
$ 4,400,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, LOC-
	Wachovia Bank N.A., 1.600%, 6/4/08 (a)	$4,400,000
6,225,000	Cleveland-Cuyahoga County, OH, Port Authority Revenue, 96th Research
	Building Project, LOC-Fifth Third Bank, 1.560%, 6/4/08 (a)	6,225,000
5,500,000	Columbus, OH, Airport, TECP, LIQ-Calyon, 2.680% due 6/3/08	5,500,000
4,000,000	Columbus, OH, City School District, GO, BAN, School Facilities
	Construction, 3.750% due 12/11/08	4,012,195
5,800,000	Geauga County, OH, Revenue, South Franklin Circle Project A, LOC-
	Keybank N.A., 1.330%, 6/2/08 (a)	5,800,000
13,300,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare, LOC-UBS AG,
	1.400%, 6/4/08 (a)	13,300,000
36,975,000	Montgomery County, OH, Hospital Revenue, TECP, LIQ-Dexia Credit Local,
	2.150% due 7/1/08	36,975,000
3,865,000	Ohio State Higher Educational Facilities, Commission Revenue, Higher
	Educational Facility-Pooled Program, LOC-Fifth Third Bank, 1.620%,
	6/5/08 (a)	3,865,000
5,400,000	Ohio State Higher Educational Facilities Revenue, Ohio Dominican
	University Project, LOC-JPMorgan Chase, 1.650%, 6/5/08 (a)	5,400,000
6,000,000	Ohio State Major New State Infrastructure Project Revenue, 4.250% due
	6/15/08	6,001,897
	Ohio State, GO:
780,000	Common Schools, 1.550%, 6/4/08 (a)	780,000
400,000	Refunding and Improvement Infrastructure, 1.550%, 6/4/08 (a)	400,000
4,675,000	Salem, OH, Hospital Revenue, Refunding and Improvement Salem
	Community, LOC-JPMorgan Chase, 1.550%, 6/5/08 (a)	4,675,000
4,500,000	Summit County, OH, Revenue, Goodwill Indstries of Akron Inc., LOC-Fifth
	Third Bank, 1.680%, 6/4/08 (a)	4,500,000
	Total Ohio	101,834,092
Oklahoma — 0.2%
4,900,000	Oklahoma State Turnpike Authority Revenue, Refunding, 1.510%, 6/5/08 (a)	4,900,000
Oregon — 2.1%
10,865,000	City Of Salem, OR, Water & Sewer, TECP, LIQ-Fortis Bank, 2.750% due
	7/1/08	10,865,000
6,650,000	Klamath Falls, OR, Electric Revenue, Klamath Cogen, Prerefunded 1/1/09 @
	102, 5.875% due 1/1/16 (c)(d)	6,885,234
	Medford, OR, Hospital Facilities Authority Revenue:
1,280,000	Cascade Manor Project, LOC-KBC Bank, 1.400%, 6/2/08 (a)	1,280,000
	Rogue Valley Manor Project:
2,700,000	LOC-Bank of America N.A., 1.400%, 6/2/08 (a)	2,700,000
10,000,000	Radian, LOC-JPMorgan Chase, 1.450%, 6/2/08 (a)	10,000,000
9,850,000	Multnomah County, OR, GO, TRAN, 4.250% due 6/30/08	9,853,773
	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local:
1,000,000	1.300%, 6/2/08 (a)	1,000,000
500,000	1.500%, 6/4/08 (a)	500,000
3,900,000	Port of Portland, OR, Special Obligation Revenue, Refunding, Portland Bulk
	Terminal, LOC-Canadian Imperial Bank, 1.750%, 6/5/08 (a)(b)	3,900,000
4,825,000	Washington County, OR, Housing Authority Revenue, Refunding-Bethany
	Meadows II Project, LOC-U.S. Bank N.A., 1.700%, 6/5/08 (a)(b)	4,825,000
	Total Oregon	51,809,007
Pennsylvania — 9.9%
6,500,000	Central York School District, GO, FSA, SPA-RBC Centura Bank, 1.640%,
	6/5/08 (a)	6,500,000
1,100,000	Chester County, PA, HEFA, Health System Revenue, Jefferson Health
	System, SPA-JPMorgan Chase, 1.500%, 6/4/08 (a)	1,100,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Pennsylvania — 9.9% (continued)
$ 6,550,000	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury
	Obligated Group, LOC-KBC Bank N.V., 1.630%, 6/5/08 (a)	$6,550,000
4,725,000	Delaware County Authority, PA, Dunwoody Village Inc., LOC-Citizens Bank
	of PA, 1.630%, 6/5/08 (a)	4,725,000
	Doylestown, PA, Hospital Authority:
4,700,000	Hospital Revenue, LOC-PNC Bank, 1.600%, 6/5/08 (a)	4,700,000
2,480,000	Revenue, 3.500% due 7/1/08	2,482,616
4,800,000	Emmaus, PA, General Authority Revenue, LOC-DEPFA Bank PLC, 1.650%,
	6/4/08 (a)	4,800,000
2,705,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System,
	SPA-Wachovia Bank, 1.380%, 6/2/08 (a)	2,705,000
2,700,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of Canada,
	1.620%, 6/5/08 (a)	2,700,000
1,820,000	Lancaster County, PA, GO, FSA, SPA-Dexia Credit Local, 1.620%, 6/5/08 (a)	1,819,998
3,300,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC
	Bank N .A., 1.620%, 6/5/08 (a)	3,300,000
8,820,000	Langhorne Manor Boro, PA, Higher Education & Health Authority
	Retirement, Wesley Enhanced Living, Radian, LOC-Citizens Bank, SPA-
	Citizens Bank, 1.300%, 6/2/08 (a)	8,820,000
400,000	Luzerne County, PA, GO, Notes, FSA, SPA-JPMorgan Chase, 1.550%, 6/5/08 (a)	400,000
8,000,000	Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.,
	1.620%, 6/5/08 (a)	8,000,000
1,540,000	Manheim Township School District, PA, GO, FSA, SPA-Royal Bank of
	Canada, 1.640%, 6/5/08 (a)	1,540,000
2,160,000	Manheim, PA, CSD, GO, FSA, SPA-Dexia Credit Local, 1.620%, 6/5/08 (a)	2,160,000
6,375,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,
	1.640%, 6/5/08 (a)	6,375,000
4,000,000	Nazareth, PA, Area School District, GO, FSA, SPA-Dexia Credit Local,
	1.650%, 6/5/08 (a)	4,000,000
7,970,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-
	PNC Bank, 1.620%, 6/5/08 (a)	7,970,000
17,000,000	Northampton County, PA, Pennsylvania HFA, Single Family Mortgage, LOC-
	Depfa Bank PLC, 1.700%, 6/4/08 (a)(b)	17,000,000
	Pennsylvania Economic Development Financing Authority Revenue:
2,250,000	LOC-PNC Bank N.A., 1.700%, 6/5/08 (a)(b)	2,250,000
5,000,000	York Water Co. Project, LOC-PNC Bank N.A., 1.700%, 6/5/08 (a)(b)	5,000,000
780,000	Pennsylvania Housing Finance Agency, SPA-Dexia Credit Local, 1.650%,
	6/4/08 (a)(b)	780,000
30,000,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue,
	Philadelphia Funding Program, FSA, SPA-JPMorgan Chase, 1.620%,
	6/5/08 (a)	30,000,000
	Pennsylvania State Turnpike Commission:
9,720,000	Revenue, SPA-Dexia Credit Local, 1.670%, 6/5/08 (a)	9,720,000
1,180,000	Revenue, SPA-Landesbank Baden-Wurttemberg, 1.600%, 6/4/08 (a)	1,180,000
7,000,000	Philadelphia, PA, School District, GO, LOC-Commerce Bank N.A., 1.620%,
	6/5/08 (a)	7,000,000
	Philadelphia, PA:
	Authority for IDR:
2,400,000	Newcourtland Elder Services Project, LOC-PNC Bank N.A.,
	1.300%, 6/2/08 (a)	2,400,000
16,415,000	Pooled Loan Program, LOC-Citizens Bank, 1.450%, 6/5/08 (a)	16,415,000
1,500,000	Gas Works Revenue, SPA-JPMorgan Chase, Bank of Nova Scotia,
	Wachovia Bank, 1.550%, 6/5/08 (a)	1,500,000
7,500,000	GO, TRAN, 4.500% due 6/30/08	7,504,619
6,200,000	Philadelphia, PA, Authority for Industrial Development, Springside School,
	LOC-PNC Bank, 1.620%, 6/5/08 (a)	6,200,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Pennsylvania — 9.9% (continued)
$ 5,830,000	Phoenixville, PA, Area School District, GO, FSA, SPA-Wachovia Bank N.A.,
	1.620%, 6/5/08 (a)	$5,830,000
4,700,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA,
	SPA-PNC Bank, 1.630%, 6/5/08 (a)	4,700,000
	Pittsburgh, PA, Water & Sewer Authority System Revenue:
1,075,000	First Lien, FSA, SPA-JPMorgan Chase, 1.550%, 6/5/08 (a)	1,075,000
5,000,000	Refunding, First Lien, FSA, SPA-JPMorgan Chase, 1.300%, 6/5/08 (a)	5,000,000
600,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 1.450%,
	6/4/08 (a)	600,000
10,325,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA,
	SPA-PNC Bank, 1.620%, 6/5/08 (a)	10,325,000
6,685,000	State Public School Building Authority Revenue, South Park School District
	Project, FSA, SPA-PNC Bank N.A., 1.620%, 6/5/08 (a)	6,685,000
	University of Pittsburgh, PA, Commonwealth System of Higher Education,
	University Capital Project, SPA-Depfa Bank PLC:
3,150,000	1.630%, 6/4/08 (a)	3,150,000
1,500,000	1.660%, 6/4/08 (a)	1,500,000
	Washington County Hospital Authority, PA:
2,990,000	Hospital Washington Hospital Project, LOC-PNC Bank, 3.800% due
	7/1/08(e)	2,990,000
6,500,000	Washington Hospital, LOC-Wachovia Bank, 3.800% due 7/1/08 (e)	6,500,000
5,735,000	Westmoreland County, PA, IDA Revenue, Health System, Excela Project,
	LOC-Wachovia Bank N.A., 1.590%, 6/5/08 (a)	5,735,000
3,900,000	York County, PA, GO, TRAN, 3.500% due 6/30/08	3,902,158
	Total Pennsylvania	245,589,391
Rhode Island — 0.4%
	Rhode Island Health & Educational Building Corp.:
8,925,000	Higher Education Facilities Revenue, Providence College, LOC-RBS
	Citizens Bank N.A., 1.350%, 6/4/08 (a)	8,925,000
1,845,000	Revenue, Catholic Schools Program, LOC-Citizens Bank of Rhode
	Island, 1.550%, 6/4/08 (a)	1,845,000
	Total Rhode Island	10,770,000
South Carolina — 2.0%
18,300,000	Charleston, SC, Waterworks & Sewer Revenue, Capital Improvement, SPA-
	Wachovia Bank, 1.550%, 6/5/08 (a)	18,300,000
5,800,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03,
	LOC-SunTrust Bank, 1.600%, 6/5/08 (a)	5,800,000
	South Carolina Jobs EDA:
4,600,000	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 1.750%, 6/4/08
	(a)(b)	4,600,000
8,080,000	Hospital Facilities Revenue, Sisters Charity Providence Hospital, LOC-
	Wachovia Bank, 1.600%, 6/5/08 (a)	8,080,000
6,630,000	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 1.750%,
	6/4/08 (a)(b)	6,630,000
6,100,000	South Carolina Jobs-EDA, Hospice Laurens County Inc., LOC-SunTrust
	Bank, 1.600%, 6/4/08 (a)	6,100,000
	Total South Carolina	49,510,000
South Dakota — 0.1%
1,590,000	South Dakota Housing Development Authority, Homeownership Mortgage,
	SPA-Landesbank Hessen-Thuringen, 1.450%, 6/4/08 (a)	1,590,000
Tennessee — 0.9%
9,000,000	Jackson, TN, Health Educational & Housing Facility Board Revenue, Union
	University Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	9,000,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Tennessee — 0.9% (continued)
$ 10,000,000	Metropolitan Government Nashville & Davidson County, TN, Health &
	Educational Facilities Board, Revenue, Housing, Hickory Creek
	Apartments Project, LOC-Fifth Third Bank, 1.770%, 6/2/08 (a)(b)	$10,000,000
4,250,000	Morristown, TN, Industrial Development Board Revenue, Industrial
	Automotive Products, LOC-Landesbank Baden, 1.800%, 6/4/08 (a)(b)	4,250,000
	Total Tennessee	23,250,000
Texas — 11.0%
1,025,000	Austin, TX, Utility System Revenue, Water & Wastewater System Revenue,
	FSA, SPA-Landesbank Baden-Wurttemberg, 1.650%, 6/5/08 (a)	1,025,000
	Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue:
4,930,000	Refunding, Northwest Trails Apartments, FNMA, LOC-FNMA, 1.600%,
	6/5/08 (a)	4,930,000
6,435,000	Refunding, Vista Meadows Project, FHLMC, LOC-FHLMC, 1.600%,
	6/5/08 (a)	6,435,000
6,750,000	Brazos River Authority Texas PCR, Refunding TXU-A-Remarketed 1/3/05,
	LOC-Wachovia Bank, 1.880%, 6/4/08 (a)(b)	6,750,000
5,000,000	City of Garland, TX, GO, TECP, 2.100% due 6/10/08	5,000,000
15,000,000	Dallas, TX, Area Rapid Transit, TECP, LIQ-Westdeutsche Landesbank,
	Bayerische Landesbank, State Street Bank, Landesbank Baden
	Wurttemberg, 2.000% due 6/26/08	15,000,000
72,500,000	Dallas, TX, Community College, LIQ-Dexia Credit Local, 1.650% due 8/5/08	72,500,000
	Dallas, TX, Water & Sewer, TECP, LOC-Bank of America:
5,892,000	2.100% due 6/24/08	5,892,000
10,000,000	2.000% due 6/26/08	10,000,000
2,100,000	Grand Prairie, TX, HFA, MFH, Lincoln Property Co., 1.700%, 6/4/08 (a)	2,100,000
2,700,000	Grapevine-Colleyville, TX, ISD, 8.250% due 6/15/08	2,704,236
	Harris County, TX, Health Facilities Development Corp. Revenue:
10,000,000	Methodist Hospital, FSA, 1.050%, 6/5/08 (a)	10,000,000
1,200,000	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 1.400%, 6/2/08 (a)	1,200,000
	Houston, TX, Airport Systems Revenue, Special Facilities, TECP, LOC-Dexia
	Credit Local:
15,000,000	1.700% due 6/2/08	15,000,000
6,000,000	1.400% due 6/25/08	6,000,000
4,100,000	Houston, TX, Utility System Revenue, Refunding, First Lien, LOC-Bank of
	America N.A., Bank of New York, Dexia Credit Local, State Street Bank
	& Trust Co., 1.550%, 6/5/08 (a)	4,100,000
16,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue,
	Allied Waste Inc. Project, LOC-Bank of America N.A., 1.750%, 6/5/08 (a)(b)	16,000,000
17,450,000	Riesel, TX, IDC, Solid Waste Disposal Revenue, Sandy Creek Energy
	Association, LOC-Credit Suisse, 1.650%, 6/4/08 (a)(b)	17,450,000
6,450,000	San Antonio, TX, Empowerment Zone Development Corp., Drury Southwest
	Hotel Project, LOC-U.S. Bank, 1.750%, 6/5/08 (a)(b)	6,450,000
635,000	Tarrant County, TX, Health Facilities Development Corp. Revenue,
	Adventist/Sunbelt, LOC-SunTrust Bank, 1.600%, 6/5/08 (a)	635,000
6,900,000	Texas Public Finance Authority, TECP, 2.600% due 6/2/08	6,900,000
4,000,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue,
	BAN, Second Tier, 5.000% due 6/1/08	4,000,000
7,568,000	Texas Technical University, 1.600% due 8/4/08	7,568,000
13,750,000	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community
	Waste Disposal Project, LOC-Wells Fargo Bank NA, 1.690%, 6/5/08 (a)(b)	13,750,000
10,000,000	University of Texas, TECP, 1.650% due 7/7/08	10,000,000
20,000,000	Weatherford, TX, ISD, PSF-GTD, SPA-Depfa Bank PLC, 3.780%, 8/1/08 (a)	20,000,000
	Total Texas	271,389,236

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 97.8% (continued)
Utah — 4.1%
$ 970,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., SPA-
	JPMorgan Chase, 1.400%, 6/2/08 (a)	$970,000
	Utah Housing Corp. Single Family Mortgage Revenue:
14,400,000	GIC-AIG, LIQ FAC-Bayerische Landesbank, 1.830% due 6/4/08 (b)	14,400,000
9,000,000	LIQ FAC-Bayerische Landesbank, 1.830%, 6/4/08 (a)(b)	9,000,000
33,800,000	LIQ-Bayerische Landesbank, 1.830%, 6/4/08 (a)(b)	33,800,000
6,965,000	LIQ-Depfa Bank PLC, 1.830%, 6/4/08 (a)(b)	6,965,000
3,295,000	SPA-Bayerische Landesbank, 1.830%, 6/4/08 (a)(b)	3,295,000
12,860,000	SPA-Depfa Bank PLC, 1.830%, 6/4/08 (a)(b)	12,860,000
5,380,000	SPA-Westdeutsche Landesbank, 1.830%, 6/4/08 (a)(b)	5,380,000
12,150,000	Utah Intermountain Power Agency Power Supply Revenue, AMBAC, SPA-
	Morgan Stanley, 2.750% due 9/15/08	12,150,000
1,885,000	Utah State Housing Finance Agency, Single Family Mortgage, SPA-
	Bayerische Landesbank, 1.830%, 6/4/08 (a)(b)	1,885,000
1,000,000	Weber County, UT, Hospital Revenue, IHC Health Services, SPA-
	Landesbank Hessen-Thuringen, 1.400%, 6/2/08 (a)	1,000,000
	Total Utah	101,705,000
Vermont — 0.1%
1,600,000	Vermont Housing Finance Agency, FSA, SPA-Depfa Bank PLC, 1.800%,
	6/4/08 (a)(b)	1,600,000
Virginia — 3.1%
400,000	Capital Region Airport Commission, VA, Passenger Facilities Charge
	Revenue, LOC-Wachovia Bank, 1.650%, 6/5/08 (a)(b)	400,000
	Fairfax County, VA:
5,000,000	EDA Revenue, Mount Vernon Ladies Association of the Union Project,
	LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	5,000,000
7,000,000	Redevelopment & Housing Authority Revenue, BAN, Affordable
	Housing, 3.625% due 10/9/08	7,007,773
8,000,000	Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC, 1.710%, 6/5/08 (a)(b)	8,000,000
8,340,000	Prince William County, VA, IDA, Sewer Disposal Facilities Revenue, Dale
	Service Corp. Project, LOC-Wachovia Bank N.A., 1.680%, 6/5/08 (a)(b)	8,340,000
15,000,000	Richmond, VA, GO, RAN, 4.000% due 6/25/08	15,006,490
19,000,000	University of Virginia, TECP, 1.000% due 6/26/08	19,000,000
	Virginia College Building Authority, VA:
970,000	Educational Facilities Revenue, 21st Century College, SPA-Wachovia
	Bank, 1.650%, 6/2/08 (a)	970,000
8,600,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust,
	1.460%, 6/2/08 (a)	8,600,000
4,000,000	Virginia Commonwealth Transportation Board, Federal Highway
	Reimbursement Notes, 5.000% due 10/1/08	4,027,791
	Total Virginia	76,352,054
Washington — 3.0%
2,600,000	Seattle, WA, SPA-Dexia Credit Local, 1.500%, 6/4/08 (a)	2,600,000
12,700,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital
	Projects, LOC- Wells Fargo Bank NA, 1.570%, 6/5/08 (a)	12,700,000
	Washington State Economic Development Finance Authority:
3,960,000	EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of
	America, 1.680%, 6/5/08 (a)	3,960,000
4,300,000	Revenue, Canam Steel Project, LOC-Toronto-Dominion Bank, 1.800%,
	6/5/08 (a)(b)	4,300,000
	Washington State Health Care Facilities Authority:
10,500,000	National Healthcare Research and Education Finance Corp., LOC-BNP
	Paribas, 1.600%, 6/4/08 (a)	10,500,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Washington — 3.0% (continued)
$ 200,000	Revenue, Multicare Health Systems, FSA, SPA-U.S. Bank N.A., 1.400%,
	6/2/08 (a)	$200,000
	Washington State Health Care Facilities Authority Revenue:
1,280,000	Catholic Health, SPA-JPMorgan Chase, 1.600%, 6/4/08 (a)	1,280,000
1,200,000	Empire Health Services, LOC-U.S. Bank N.A., 1.550%, 6/4/08 (a)	1,200,000
9,000,000	Multicare Health System, SPA-Wells Fargo Bank N.A., 1.450%, 6/4/08 (a)	9,000,000
	Washington State Housing Finance Commission:
2,640,000	Multi-Family Revenue, Merrill Gardens at Tacoma LLC, LOC-Bank of
	America N.A., 1.630%, 6/5/08 (a)(b)	2,640,000
	Non-Profit Revenue:
8,300,000	Eastside Catholic School, LOC-Keybank N.A., 1.660%, 6/5/08 (a)	8,300,000
10,695,000	St. Thomas School Project, LOC-Bank of America, 1.630%, 6/5/08 (a)	10,695,000
1,100,000	Washington State, GO, SPA-Landesbank Hessen-Thuringen, 1.350%, 6/4/08 (a)	1,100,000
6,355,000	Washington, WA, HEFA, Revenue, Whitman College Project, SPA-
	JPMorgan Chase, 1.600%, 6/5/08 (a)	6,355,000
	Total Washington	74,830,000
West Virginia — 0.2%
4,050,000	Brooke County, WV, County Commission Commercial Development
	Revenue, Bethany College Project, LOC-PNC Bank N.A., 1.620%,
	6/5/08 (a)	4,050,000
Wisconsin — 1.0%
2,100,000	Appleton, WI, IDR, Great Northern Corp. Project, LOC-U.S. Bank N.A.,
	1.750%, 6/4/08 (a)(b)	2,100,000
1,400,000	Campbell, WI, IDR, Skipperliner Industries Project, LOC-U.S. Bank N.A.,
	1.820%, 6/4/08 (a)(b)	1,400,000
4,460,000	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A., 1.800%,
	6/5/08 (a)(b)	4,460,000
	Wisconsin State HEFA, Revenue:
5,275,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase, 1.600%,
	6/5/08 (a)	5,275,000
11,800,000	Indian Community School of Milwaukee, LOC-JPMorgan Chase,
	1.600%, 6/4/08 (a)	11,800,000
	Total Wisconsin	25,035,000
Wyoming — 0.2%
4,000,000	Wyoming CDA, Housing Revenue, SPA-State Street Bank & Trust Co.,
	1.800%, 6/4/08 (a)(b)	4,000,000
	TOTAL INVESTMENTS — 97.8% (Cost — $2,419,754,508#)	2,419,754,508
	Other Assets in Excess of Liabilities — 2.2%	54,425,684

	TOTAL NET ASSETS — 100.0%	$2,474,180,192

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Abbreviations used in this schedule:
AIG - American International Guaranty
AMBAC - Ambac Assurance Corporation - Insured Bonds
BAN - Bond Anticipation Notes
CDA - Community Development Authority
CIL - Corporation for Independent Living
COP - Certificate of Participation
CSD - Central School District
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FHA - Federal Housing Administration
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GIC - Guaranteed Investment Contract
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HDC - Housing Development Corporation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDB - Industrial Development Board
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LGAC - Local Government Assistance Corporation
LIQ - Liquidity Facility
LOC - Letter of Credit
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PFA - Public Facilities Authority
PSF - Permanent School Fund
Q-SBLF - Qualified School Board Loan Fund
RAN - Revenue Anticipation Notes
Radian - Radian Asset Assurance
SPA - Standby Bond Purchase Agreement - Insured Bonds
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
TRAN - Tax and Revenue Anticipation Notes

Summary of Investments by Industry* (Unaudited)

Education	16.3%
Miscellaneous	14.5
Hospitals	11.3
General Obligation	10.0
Transportation	8.7
Housing: Single Family	6.7
Industrial Development	5.8
Housing: Multi-Family	5.7
Water & Sewer	5.5
Utilities	5.3
Public Facilities	3.8
Solid Waste	1.5

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Pollution Control	1.3
Tax Allocation	1.2
Life Care Systems	0.9
Government Facilities	0.5
Finance	0.4
Pre-Refunded	0.4
Electric	0.2
100.0%

* As a percentage of total investments. Please note that Portfolio holdings are as of May 31, 2008 and are subject to change.

Ratings Table*

S&P/Moody’s**
A-1	61.7%
VMIG1	21.8
F1	4.2
AAA	3.3
SP-1	3.1
MIG1	2.4
NR	1.8
AA	1.7
100.0%

*As a percentage of total investments.
** S&P primary rating; Moody’s secondary, then Fitch
See pages 18 and 19 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is a no-load, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interest in the Portfolio. At May 31, 2008, all investors in the Portfolio were funds advised by the manager of the Fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	July 28, 2008